EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Emerging Markets Local Income Fund”:

Portfolio Managers

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since July 2022.

Brian Shaw, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

2.	The following replaces the third paragraph in “Emerging Markets Local Income Portfolio” under “Management.” in “Management and Organization”:

The portfolio managers of Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio are John R. Baur (since January 28, 2008), Patrick Campbell (since July 19, 2022) and Brian Shaw (since June 30, 2021). Mr. Baur co-manages other Eaton Vance funds and portfolios, is a Vice President of EVM and BMR and has been an employee of Eaton Vance for more than five years. Additional information about Messrs. Campbell and Shaw appear above.

July 19, 2022	41005 7.19.22

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund and Portfolio are listed below. The following table shows, as of the Funds’ and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies(2)	11	$18,011.8	0	$0
Other Pooled Investment Vehicles	7	$1,573.3	0	$0
Other Accounts	3	$439.0	0	$0
Justin Bourgette(1)
Registered Investment Companies	5	$4,509.0	0	$0
Other Pooled Investment Vehicles	4	$251.4	0	$0
Other Accounts	2	$134.7	0	$0
Patrick Campbell(1)(3)
Registered Investment Companies(2)	5	$8,931.9	0	$0
Other Pooled Investment Vehicles	2	$108.0	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(1)
Registered Investment Companies(2)	5	$12,483.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Federico Sequeda(1)
Registered Investment Companies(2)	6	$12,679.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian Shaw(1)
Registered Investment Companies(2)	5	$8,129.4	0	$0
Other Pooled Investment Vehicles	1	$85.4	0	$0
Other Accounts	0	$0	0	$0
Eric A. Stein(1)
Registered Investment Companies	3	$5,698.0	0	$0
Other Pooled Investment Vehicles	7	$1,652.4	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Andrew Szczurowski(1)
Registered Investment Companies	5	$19,920.7	0	$0
Other Pooled Investment Vehicles	1	$85.4	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investments vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the relevant Fund and Portfolio.
(3)	As of June 30, 2022.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Bond Fund
Patrick Campbell	None	$100,001 - $500,000
Brian Shaw	None	$100,001 - $500,000
Kyle Lee	$50,001 - $100,000	Over $1,000,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Patrick Campbell(1)	None	$10,001 - $50,000
Brian Shaw	$10,001 - $50,000	$100,001 - $500,000
Global Macro Absolute Return Fund
John R. Baur	$50,001 - $100,000	Over $1,000,000
Patrick Campbell	None	$100,001 - $500,000
Kyle Lee	$10,001 - $50,000	Over $1,000,000
Federico Sequeda	None	$100,001 - $500,000
Global Macro Absolute Return Advantage Fund
John R. Baur	$10,001 - $50,000	Over $1,000,000
Patrick Campbell	None	$100,001 - $500,000
Kyle Lee	None	Over $1,000,000
Federico Sequeda	None	$100,001 - $500,000
Short Duration Strategic Income Fund
Justin Bourgette	$100,001 - $500,000	$500,001 - $1,000,000
Brian Shaw	$10,001 - $50,000	$100,001 - $500,000
Eric A. Stein	$100,001 - $500,000	Over $1,000,000
Andrew Szczurowski	Over $1,000,000	Over $1,000,000
(1)	As of June 30, 2022.

July 19, 2022